Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents, and Short-term Investments
Cash and Due From Banks	[1]	$ 4,123,428	$ 3,333,772
Short-term Investments	[1]	6,156,069	27,232,064
Cash and Cash Equivalents	[1]	10,279,497	30,565,836
Restricted Cash	[2]	3,746,371	4,677,945
LOANS:
Direct Cash Loans	[3]	651,085,493	540,380,078
Real Estate Loans	[3]	31,655,000	27,117,189
Sales Finance Contracts	[3]	50,693,568	34,314,270
Loans and Leases Receivable, Gross	[3]	733,434,061	601,811,537
Unearned Finance Charges		98,377,069	74,439,222
Unearned Insurance Premiums		49,949,190	39,212,982
Allowance for Loan Losses		43,000,000	42,500,000
Loans and Leases Receivable, Net Amount		542,107,802	445,659,333
Investments, Debt and Equity Securities
Available for Sale, at fair value	[4]	212,199,716	204,568,031
Held to Maturity, at amortized cost	[4]	787,987	5,010,190
Marketable Debt Securities, Total	[4]	212,987,703	209,578,221
Other Assets
Property, Plant and Equipment, Net		15,348,519	15,522,745
Deferred Acquisition Costs		2,998,906	2,279,512
Due from Non-affiliated Insurance Company		2,823,806	2,179,972
Other Miscellaneous		6,075,133	7,771,829
Other Assets		27,246,364	27,754,058
ASSETS, Total		796,367,737	718,235,393
SENIOR DEBT:
Bank Borrowings	[5]	53,180,000	0
Senior Demand Notes, including accrued interest	[5]	73,339,081	71,818,656
Commercial Paper	[5]	373,803,569	354,912,561
Senior Debt, total	[5]	500,322,650	426,731,217
Accounts Payable and Accrued Expenses		24,914,479	25,920,271
Subordinated Debt	[6]	30,270,450	33,487,903
LIABILITIES, Total		555,507,579	486,139,391
COMMITMENTS AND CONTINGENCIES	[7]
STOCKHOLDERS' EQUITY:
Preferred Stock		0	0
Accumulated Other Comprehensive (Loss) Income		(391,979)	4,596,132
Retained Earnings		241,082,137	227,329,870
Total Stockholders' Equity		240,860,158	232,096,002
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		796,367,737	718,235,393
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 0	$ 0

[1]	See Note 6.
[2]	See Note 1.
[3]	See Note 2.
[4]	See Note 3.
[5]	See Note 7.
[6]	See Note 8.
[7]	See note 9.